RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Beijing Kewen Cambridge Book Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Cambridge Book Co., Ltd. [Member]	Dec. 31, 2012 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Guolue Information Technology Co., Ltd. [Member]	Dec. 31, 2012 Tripod Enterprises Holding Limited [Member] USD ($)	Dec. 31, 2012 Tripod Enterprises Holding Limited [Member] CNY	Dec. 31, 2011 Tripod Enterprises Holding Limited [Member] CNY	Dec. 31, 2012 Kewen Holding Co. Limited [Member] USD ($)	Dec. 31, 2012 Kewen Holding Co. Limited [Member] CNY	Dec. 31, 2011 Kewen Holding Co. Limited [Member] CNY
Related Party Transaction [Line Items]
Purchases of goods								4,100
Fulfillment, service fees payable to related parties	1,545	9,625	9,625	9,625	597	3,716	3,716	3,716		948	5,909	5,909	5,909
Commission percentage paid to related party on service agreement									3.00%					3.00%
Commission owed and paid to related party based on service agreement				28,875
Due from related parties:	51	320	188		51	320	188
Prepayment to related parties:			9,625				3,716					5,909
Due to related parties:	$ 374	2,333	12,691		$ 374	2,333	2,511										5,152			5,028